SUPPLEMENTAL FINANCIAL INFORMATION (Details 7) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental cash flow disclosure:
Interest paid	$ (4)	$ (9)
Income taxes paid	$ 0	$ 0